Trade payables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Trade Payables
The following table represents trade payables:

Trade payables	December 31,
in €‘000	2020	2021
License fee payables for capitalized sports data rights – non-current	144,651	316,576
Other trade payables – non-current	1,506	3,852

Trade payables non-current	146,157	320,428

License fee payables for capitalized sports data rights – current	94,574	124,789
Other trade payables and accrued expenses – current	36,895	25,223

Trade payables current	131,469	150,012

Total	277,626	470,440